As filed with the Securities and Exchange Commission on July 10, 2012

Securities Act File No. 333-167481

Investment Company Act File No. 811-22428

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 11	☒

(Check appropriate box or boxes.)

CUSHING FUNDS TRUST

(Exact Name of Registrant as Specified in Agreement and Declaration of Trust)

8117 Preston Road, Suite 440

Dallas, Texas 75225

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (214) 692-6334

Copies to:

Jerry V. Swank Cushing MLP Asset Management, LP 8117 Preston Road, Suite 440 Dallas, Texas 75225	Phillip Harris, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 9 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 8 on Form N-1A filed on July 2, 2012. This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA Amendment No. 8 to the Company’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, and State of Texas on the 10th of July, 2012.

By: /s/Jerry V. Swank

      Jerry V. Swank

      Chief Executive Officer and Trustee

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities set forth below on the 10th day of July, 2012.

Principal Executive Officer:

/s/ Jerry V. Swank Jerry V. Swank	Chief Executive Officer and Trustee

Principal Financial Officer:

/s/John H. Alban John H. Alban	Chief Financial Officer and Treasurer

Trustees:

*/s/ Brian R. Bruce Brian R. Bruce	Trustee

*/s/ Edward N. McMillan Edward N. McMillan	Trustee

*/s/ Ronald P. Trout Ronald P. Trout	Trustee

* Signed by Barry Y. Greenberg pursuant to a power of attorney previously filed with the Registrant’s Registration Statement on July 2, 2012.

/s/Barry Y. Greenberg Barry Y. Greenberg Attorney-In-Fact July 10, 2012

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE